Condensed Consolidated Statements of Capital Deficit (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014
Common Stock
Beginning Balance	$ 16,586,067	$ 15,935,039	$ 15,935,039	$ 14,756,503
Balance (in Shares)	79,255,728	76,019,706	76,019,706	68,301,991
Shares issued pursuant to private placement of units				$ 409,505
Shares issued pursuant to private placement of units (shares)				3,100,000
Less: issue costs - cash				$ (24,214)
Less: issue costs - finder's warrants				(23,391)
Shares issued to settle loans payable				$ 365,353
Shares issued to settle loans payable (shares)				2,277,341
Share-based payments
Shares issued pursuant to the exercise of stock options			$ 9,185
Shares issued pursuant to the exercise of stock options (shares)			100,000
Transfer of value on exercise of stock options			$ 7,571
Shares issued as a debt discount	$ 228,775		$ 168,000	$ 184,540
Shares issued as a debt discount (shares)	1,085,297		772,760	1,339,262
Shares issuable as a debt discount
Shares issued to settle accounts payable and accrued liabilities	$ 427,177		$ 466,272	$ 266,743
Shares issued to settle accounts payable and accrued liabilities (shares)	2,267,685		2,363,262	1,001,112
Share-based payments - vesting
Reallocation of vested options to liabilities
Loss for the period
Ending Balance	$ 17,242,019		$ 16,586,067	$ 15,935,039
Balance (in Shares)	82,608,710		79,255,728	76,019,706
Commitment to Issue Shares
Beginning Balance	$ 136,735	$ 79,223	$ 79,223
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Share-based payments
Shares issued pursuant to the exercise of stock options
Transfer of value on exercise of stock options
Shares issued as a debt discount	(136,735)		$ (79,223)
Shares issuable as a debt discount	$ 155,832		$ 136,735	$ 79,223
Shares issued to settle accounts payable and accrued liabilities
Share-based payments - vesting
Reallocation of vested options to liabilities
Loss for the period
Ending Balance	$ 155,832		$ 136,735	$ 79,223
Additional Paid-In Capital
Beginning Balance	$ 1,827,780	1,548,395	1,548,395	$ 1,422,820
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Share-based payments			$ 229,362	$ 125,575
Shares issued pursuant to the exercise of stock options
Transfer of value on exercise of stock options			$ (7,571)
Shares issued as a debt discount
Shares issuable as a debt discount
Shares issued to settle accounts payable and accrued liabilities			$ 57,594
Share-based payments - vesting	$ 4,086
Reallocation of vested options to liabilities	(8,611)
Loss for the period
Ending Balance	1,823,255		$ 1,827,780	$ 1,548,395
Accumulated Deficit
Beginning Balance	$ (26,755,665)	(24,748,829)	$ (24,748,829)	$ (18,683,148)
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Share-based payments
Shares issued pursuant to the exercise of stock options
Transfer of value on exercise of stock options
Shares issued as a debt discount
Shares issuable as a debt discount
Shares issued to settle accounts payable and accrued liabilities
Share-based payments - vesting
Reallocation of vested options to liabilities
Loss for the period	$ (2,772,264)		$ (2,006,836)	$ (6,065,681)
Ending Balance	(29,527,929)		(26,755,665)	(24,748,829)
Beginning Balance	$ (8,205,083)	$ (7,186,172)	$ (7,186,172)	(2,503,825)
Balance (in Shares)	79,255,728	76,019,706	76,019,706
Shares issued pursuant to private placement of units				409,505
Less: issue costs - cash				(24,214)
Less: issue costs - finder's warrants				(23,391)
Shares issued to settle loans payable				365,353
Share-based payments				125,575
Shares issued pursuant to the exercise of stock options			$ 9,185
Transfer of value on exercise of stock options
Shares issued as a debt discount	$ 92,040		$ 88,777	184,540
Shares issuable as a debt discount	155,832		136,735	79,223
Shares issued to settle accounts payable and accrued liabilities	427,177		523,866	266,743
Share-based payments - vesting	4,086
Reallocation of vested options to liabilities	(8,611)
Loss for the period	(2,772,264)	$ 348,835	(2,006,836)	(6,065,681)
Ending Balance	$ (10,306,823)		$ (8,205,083)	$ (7,186,172)
Balance (in Shares)	82,608,710		79,255,728	76,019,706